Financial Risk Management - Summary of Number of Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share capital beginning of year	57,707,439	57,152,295	56,937,682	53,750,386	47,985,837
Increase through cash contributions	2,982,048	555,144	214,613	3,187,296	5,764,549
Share capital end of year	60,689,487	57,707,439	57,152,295	56,937,682	53,750,386